Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies
Basis of presentation

(a)Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Significant accounting policies followed by the Group in the preparation of its accompanying consolidated financial statements are summarized below.

Principles of consolidation

(b)Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs and the VIEs’ subsidiaries for which the Company is the ultimate primary beneficiary.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors (the “Board”); to cast majority of votes at the meeting of the Board or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, has established a controlling financial interest (as defined in ASC 810) and is able to direct the activities and derive the economic benefits of the entity. Accordingly, the Company is considered the primary beneficiary of each VIE and consolidates each entity in accordance with US GAAP.

All significant transactions and balances between the Company, its subsidiaries, the VIEs and the VIEs’ subsidiaries have been eliminated upon consolidation.

Use of estimates

(c)Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenue and expenses during the reported period in the consolidated financial statements and accompanying notes.

Significant accounting estimates reflected in the Group’s consolidated financial statements, to the extent applicable, mainly include, but are not limited to, standalone selling price of each distinct performance obligation in revenue recognition and determination of the amortization period of these obligations, the determination of share-based compensation expenses, fair value of investments and derivative instruments, useful lives and assessment for impairment of long-lived assets and intangible assets, the provision for credit losses of financial assets, inventory valuation for excess and obsolete inventories, lower of cost and net realizable value of inventories, losses on purchase commitments relating to inventory, product warranties, and valuation allowance for deferred tax assets. Actual results could differ from these estimates under different assumptions and conditions.

Functional currency and foreign currency translation

(d)Functional currency and foreign currency translation

The Group’s reporting currency is the Renminbi (“RMB”). The functional currencies of the Company and its subsidiary which are incorporated in Hong Kong and Singapore are United States dollars (“US$”). The functional currencies of the other subsidiaries, the VIEs and the VIEs’ subsidiaries are their respective local currencies (“RMB”). The determination of the respective functional currency is based on the criteria set out by ASC 830, Foreign Currency Matters.

Transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the transaction dates. Monetary assets and liabilities denominated in foreign currencies are translated into functional currency using the applicable exchange rates at the balance sheet date. Non-monetary items that are measured in terms of historical cost in foreign currency are measured using the exchange rates at the dates of the initial transactions. Exchange gains or losses arising from foreign currency transactions are included in the consolidated statements of comprehensive income/(loss).

The financial statements of the Group’s entities of which the functional currency is not RMB are translated from their respective functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB at the exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Income and expense items are translated into RMB using the periodic average exchange rates. The resulting foreign currency translation adjustments are recorded in other comprehensive income/(loss) in the consolidated statements of comprehensive income/(loss), and the accumulated foreign currency translation adjustments are presented as a component of accumulated other comprehensive income/(loss) in the consolidated statements of shareholders’ equity. Total foreign currency translation adjustment loss were RMB1,020,728 and RMB516,687 for the years ended December 31, 2020 and 2021, respectively, and foreign currency translation adjustment income was RMB1,327,761 for the year ended December 31, 2022.

Convenience translation

(e)Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of comprehensive loss and consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2022 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.8972, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 30, 2022. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2022, or at any other rate.

Cash, cash equivalents and restricted cash

(f)Cash, cash equivalents and restricted cash

Cash and cash equivalents represent cash on hand, time deposits and highly liquid investments placed with banks or other financial institutions, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less. As of December 31, 2021 and 2022, the Group had cash held in accounts managed by online payment platforms such as China Union Pay in connection with the collection of vehicle sales for a total amount of RMB33,540 and RMB68,824, respectively, which have been classified as cash and cash equivalents on the consolidated balance sheets.

Cash that is restricted as to withdrawal for use or pledged as security is reported separately on the face of the consolidated balance sheets and is not included in the total cash and cash equivalents in the consolidated statements of cash flows. The Group’s restricted cash mainly represents (a) the secured deposits held in designated bank accounts for issuance of letter of credit, bank guarantee and bank acceptance bill; (b) the deposits held in designated bank accounts for security of the repayment of the notes payable (Note 14).

2. Summary of Significant Accounting Policies (Continued)

Cash, cash equivalents and restricted cash as reported in the consolidated statements of cash flows are presented separately on our consolidated balance sheets as follows:

	As of December 31,
	2021	2022
Cash and cash equivalents	27,854,224	38,478,016
Restricted cash	2,638,840	1,940,142
Total cash, cash equivalents and restricted cash	30,493,064	40,418,158

Time deposits and short-term investments

(g)Time deposits and short-term investments

Time deposits are those balances placed with the banks. These deposits that have original maturities longer than three months but less than one year are classified as short-term time deposits which are reflected in the consolidated balance sheets as “Time deposits and short‑term investments”, while the balances with original maturities longer than one year are classified as long-term time deposits which are reflected in the consolidated statements of balance sheets as “Long‑term investments”.

Short-term investments are investments in financial instruments with variable interest rates. These financial instruments which have maturity dates within one year are classified as short-term investments and are reflected in the consolidated statements of balance sheets as “Time deposits and short‑term investments”, while those financial instruments which have maturity dates longer than one year are classified as long-term investments in the consolidated statements of balance sheets. The Group elected the fair value method at the date of initial recognition and carried these investments subsequently at fair value. Fair value is estimated based on quoted prices of similar financial products provided by financial institutions at the end of each period. Changes in the fair value are reflected in the consolidated statements of comprehensive income/(loss) as “Interest income and investment income, net”.

Trade receivables and current expected credit losses

(h)Trade receivables and current expected credit losses

Trade receivables primarily includes commission service fee receivables derived from insurance companies and banks (the company earns such fees in facilitating customer use of services offered by these entities), and vehicle sale receivables related to government subsidies to be collected from the government on behalf of customers. The Group provides an allowance against trade receivables based on the expected credit loss approach (see below) and writes off trade receivables when they are deemed uncollectible. No material allowance for credit loss on trade receivables was recognized for the years ended December 31, 2021 and 2022.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses, which introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments, including, but not limited to, trade and other receivables and net investments in leases. The Group assessed that trade receivables, other current assets, and other non-current assets are within the scope of ASC 326. The Group has identified the relevant risk characteristics of trade receivables, other current assets, and other non-current assets which include size, type of the services or the products the Group provides, or a combination of these characteristics, the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses, etc. Other key factors that influence the expected credit loss analysis include industry-specific factors that could impact the credit quality of the Group’s receivables. This is assessed at each quarter based on the Group’s specific facts and circumstances. All forward looking statements are, by their nature, subject to risks and uncertainties, many of which are beyond the Group’s control. Considering the macroeconomic and market turmoil caused by COVID-19, the Group is continuously monitoring data and trends and took the latest available information into consideration.

The Group adopted ASC 326 and several associated ASUs on January 1, 2021 using a modified retrospective approach with a cumulative effect recorded as an increase of accumulated deficit in the amount of RMB1,955. As of January 1, 2021, upon the adoption, the expected credit loss provisions for the current assets and non-current assets were RMB972 and RMB983, respectively. For the years ended December 31, 2021 and 2022, the Group recorded RMB6,415 and RMB2,910 in expected credit losses in selling, general and administrative expenses, respectively. As of December 31, 2021 and 2022, the expected credit loss reserves recorded in current assets were RMB2,659 and RMB4,754, and recorded in non-current assets were RMB3,757 and RMB4,572, respectively.

The Group typically does not carry significant trade receivables related to vehicle sales and related sales as customer payments are due prior to vehicle delivery, except for amounts of vehicle sales in relation to government subsidies to be collected from the government on behalf of customers. Other current assets and other non-current assets primarily consist of other receivables and deposits. The following table summarizes the activity in the allowance for credit losses related to trade receivables, other current assets and other non-current assets for the years ended December 31, 2021 and 2022:

	For the Years Ended December 31,
	2021	2022
Balance as of the beginning of the year	1,955	6,416
Provisions	6,415	24,163
Reversals	(1,954)	(21,253)
Balance as of the end of the year	6,416	9,326

Derivative instruments

(i)Derivative instruments

Derivative instruments are measured at fair value and recognized as either assets or liabilities on the consolidated balance sheets in either other current or non-current assets or other current liabilities or non-current liabilities depending upon maturity and commitment. Changes in the fair value of derivatives are either recognized periodically in the consolidated statements of comprehensive income/(loss) or in other comprehensive income/(loss) depending on the use of the derivatives and whether they qualify for hedge accounting.

The Group selectively uses financial instruments to manage market risk associated with exposure to fluctuations in foreign currency rates with foreign exchange forwards and option contracts. These financial exposures are monitored and managed by the Group as an integral part of its risk management program. The Group does not engage in derivative instruments for speculative or trading purposes. The Group’s derivative instruments are not qualified for hedge accounting, thus changes in fair value are recognized in “Interest income and investment income, net” in the consolidated statements of comprehensive income/(loss). The cash flows of derivative financial instruments are classified in the same category as the cash flows from the items subject to the economic hedging relationships. The estimated fair value of the derivatives is determined based on relevant market information. These estimates are calculated with reference to the market rates using industry standard valuation techniques.

Derivative instruments are presented as net if rights of setoff exist, with all of the following conditions met: (a) each of two parties owes the other determinable amounts; (b) the reporting party has the right to set off the amount owed with the amount owed by the other party; (c) the reporting party intends to set off; and (d) the right of setoff is enforceable at law.

The Group did not have any outstanding derivative account balances instruments as of December 31, 2021 and 2022 due to related maturities prior to December 31, 2021. The Group recorded a fair value gain of RMB73,824 and nil in Interest income and investment income, net on the consolidated statement of comprehensive loss for the years ended December 31, 2021 and 2022, respectively.

Inventories

(j)Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is calculated on the weighted average basis and includes all costs to acquire and other costs to bring the inventories to their present location and condition. The Group records inventory write-downs for excess or obsolete inventories based upon assumptions on current and future demand forecasts. If the inventory on hand is in excess of future demand forecast, the excess amounts are written off. The Group also reviews inventory to determine whether its carrying value exceeds the net amount realizable upon the ultimate sale of the inventory. This requires the determination of the estimated selling price of the vehicles less the estimated cost to convert inventory on hand into a finished product. Once inventory is written-down, a new, lower-cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis. The Company recognized nil, RMB51,256 and RMB1,112,015 in write-downs of inventories to net realizable value and losses on inventory purchase commitments in cost of sales for the years ended December 31, 2020, 2021 and 2022, respectively (Note 7).

Property, plant and equipment, net

(k)Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation and impairment loss, if any. Property, plant and equipment are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over their estimated useful lives on a straight-line basis. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful lives of the related assets. Direct costs that are related to the construction of property, equipment and software and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Interest expense on specific outstanding debt is capitalized during the period of significant capital asset construction. Capitalized interest expense on construction-in-progress is included within property, plant and equipment and is amortized over the life of the related assets. Motor vehicles represent vehicles used for the Group’s daily operation, including driving testing purpose. Construction in progress is transferred to specific property, equipment and the depreciation of these assets commences when the assets are ready for their intended use.

The estimated useful lives are as follows:

Useful Lives
Buildings	20 years
Buildings improvements	5 to 10 years
Production machineries and facilities	3 to 10 years
Equipment	3 to 5 years
Motor vehicles	2 to 4 years
Mold and tooling	Unit-of-production
Leasehold improvements	Shorter of the estimated useful life or lease term

The cost of maintenance and repairs is expensed as incurred, whereas the cost of renewals and betterment that extends the useful lives of property, plant and equipment is capitalized as additions to the related assets. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation and amortization are removed from their respective accounts, and any gain or loss on such sale or disposal is reflected in the consolidated statements of comprehensive income/(loss).

The Company reviews the estimated useful lives of its Property, plant and equipment on an ongoing basis. In evaluating useful lives, the Company considers how long assets will remain functionally efficient and effective, given levels of production, competitive factors, and the economic environment. If the assessment indicates that the assets will continue to be used for a shorter or longer period than previously anticipated, the useful life of the assets is revised, resulting in a change in estimate. Changes in estimates are accounted for on a prospective basis by depreciating the assets’ current carrying values over their revised remaining useful lives.

As of December 31, 2022, the Company completed an assessment of the estimated units of production of certain mold and tooling and the useful lives of certain production facilities, all of which can only be used for Li ONE vehicle production. The Company’s assessment in the third quarter of 2022, which reflects the planned cessation of Li ONE production by the end of October 2022, indicated that certain production facilities directly used for Li ONE vehicle production will not be used for the period of time originally estimated. As a result, the Company changed its estimates of useful lives for the certain production facilities from 10 years to 3 years, after considering the Company’s planned model succession from 2021 Li ONE to Li L8. In addition, depreciation of certain mold and tooling that are directly used in Li ONE production was also accelerated based on management’s revised best estimate for 2021 Li ONE’s production volume using the unit-of-production depreciation method. As a result of these changes in estimates, which are treated prospectively, the Company recorded an increase in depreciation expense of RMB357,500, for the year ended December 31, 2022.

Intangible assets, net

(l)Intangible assets, net

Definite lived intangible assets are carried at cost less accumulated amortization and impairment, if any. Definite lived intangible assets are amortized using the straight-line method over the estimated useful lives as below:

Useful Lives
Software and Patents	5 to 10 years

The Company estimates the useful life of the software and patents to be 5 to 10 years based on the contract terms, expected technical obsolescence and innovations and industry experience of such intangible assets.

Intangible assets that have indefinite useful life represent the automotive manufacturing permission and the insurance agent license. The automotive manufacturing permission is necessary to produce the passenger vehicles. No useful life was determined in the contract terms when the Company acquired the automotive manufacturing permission and the insurance agent license. The Company expects that the permission and the license are unlikely to be terminated based on industry experience and will continue to contribute revenue in the future. Therefore, the Company considers the useful life of these intangible assets to be indefinite.

The newly acquired insurance agent license in 2022 is considered to be an indefinite lived intangible asset and is carried at cost less any subsequent impairment loss. The Group believes, based upon regulatory precedent, that ongoing required license renewals (as approved by government authorities) is a normal activity, those providing the basis for the indefinite life assumption.

Goodwill

(m)Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Group’s acquisitions of interests in its subsidiaries and consolidated VIEs. Goodwill is not amortized but is tested for impairment on an annual basis, as of December 31, or more frequently if events or changes in circumstances indicate that it might be impaired.

Impairment of long lived assets and intangible assets

(n)Impairment of long-lived assets and intangible assets

Long-lived assets include property, plant and equipment and intangible assets with definite lives. Long-lived assets are assessed for impairment, whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate the carrying value of an asset may not be recoverable in accordance with ASC 360. The Company measures the carrying amount of long-lived assets against the estimated undiscounted future cash flows associated with it. The impairment exists when the estimated undiscounted future cash flows are less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. RMB30,381, RMB27,388 and nil impairment of long-lived assets were recognized for the years ended December 31, 2020, 2021 and 2022, respectively.

Intangible assets with indefinite lives are tested for impairment at least annually and more frequently if events or changes in circumstances indicate that it is more likely than not that the asset is impaired in accordance with ASC 350. The Company first performs a qualitative assessment to assess all relevant events and circumstances that could affect the significant inputs used to determine the fair value of the indefinite-lived intangible asset. If after performing the qualitative assessment, the Company determines that it is more likely than not that the indefinite-lived intangible asset is impaired, the Company calculates the fair value of the intangible asset and perform the quantitative impairment test by comparing the fair value of the asset with its carrying amount. If the carrying amount of an indefinite-lived intangible asset exceeds its fair value, the Company recognizes an impairment loss in an amount equal to that excess. In consideration of the growing electric vehicle industry in China, the Group’s improving financial performance, and the Group’s future manufacturing and sales plans, the Company determined that it is not likely that the indefinite-lived intangible assets was impaired as of December 31, 2020, 2021 and 2022.

Long-term investments

(o)Long-term investments

Long-term investments are comprised of investments in publicly traded companies and privately-held companies, as well as long-term time deposits and long-term financial instruments.

Equity Investments with Readily Determinable Fair Values

Equity investments with readily determinable fair values are measured and recorded at fair value using the market approach based on the quoted prices in active markets at the reporting date. The Group classifies the valuation techniques that use these inputs as Level I of fair value measurements.

Equity Investments without Readily Determinable Fair Values

The Group adopted ASU 2016-01 on January 1, 2018. The Group measures equity investments other than equity method investments at fair value through earnings. For those equity investments without readily determinable fair values, the Group elects to record these investments at cost, less impairment, and plus or minus subsequent adjustments for observable price changes. Under this measurement alternative, changes in the carrying value of the equity investment are required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. The implementation guidance notes that an entity should make a “reasonable efforts” to identify price changes that are known or that can reasonably be known.

Pursuant to ASC 321, for equity investments measured at fair value with changes in fair value recorded in earnings, the Group does not assess whether those securities are impaired. For those equity investments that the Group elects to use the measurement alternative, the Group makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the Group estimates the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss equal to the difference between the carrying value and fair value.

Equity investments accounted for using the equity method

Investments in entities over which the Group can exercise significant influence and hold an investment in common shares or in-substance common shares (or both) of the investee but do not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC topic 323, Investment—Equity Method and Joint Ventures (“ASC 323”). Under the equity method, the Group initially records its investments at cost and the difference between the cost of the equity investee and the fair value of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill, which is included in the equity method investment on our consolidated balance sheets. The Group subsequently adjusts the carrying amount of the investments to recognize our proportionate share of each equity investee’s net income or loss into earnings after the date of investment. The Group evaluates the equity method investments for impairment under ASC 323. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary. The Group performs an impairment assessment of its equity method investments whenever events or changes in circumstances indicate that the carrying value of the investment may not be fully recoverable. No impairment of equity method investments was recognized for the years ended December 31, 2020, 2021 and 2022.

The Group assesses its investments in privately-held companies for impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the companies, including current earnings trends and undiscounted cash flows, and other company-specific information, such as recent financing rounds. The fair value determination, particularly for investments in privately-held companies whose revenue model is still unclear, requires significant judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments. If this assessment indicates that an impairment exists, the Group estimates the fair value of the investment and writes down the investment to its fair value, taking the corresponding charge to the consolidated statements of comprehensive income/(loss).

Long-term time deposits

Long-term time deposits are those balances placed with the banks with original maturities longer than one year.

Long-term financial instruments

Long-term financial instruments are investments in financial instruments with variable interest rates and maturity dates greater than one year. The Group elected the fair value method at the date of initial recognition and carried these investments subsequently at fair value. Fair value is estimated based on quoted prices of similar financial products provided by financial institutions at the end of each period. Changes in the fair value are reflected in the consolidated statements of comprehensive income/(loss) as “Interest income and investment income, net.”

Employee benefits

(p)Employee benefits

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries and VIEs and VIEs’ subsidiaries of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made. During the reporting period, there are no forfeited contribution that may be used by the Group as the employer to reduce the existing level of contributions. Total amounts of such employee benefit expenses, which were expensed as incurred, were approximately RMB133,162, RMB482,536 and RMB1,092,499 for the years ended December 31, 2020, 2021 and 2022, respectively.

Product warranties

(q)Product warranties

The Group provides product warranties on all new vehicles based on the contracts with its customers at the time of sale of vehicles. The Group accrues a warranty reserve for the vehicles sold by multiplying the expected unit costs for warranty services by the sales volume, which includes the best estimate of projected costs to repair or replace items under warranties and recalls when identified. These estimates are made primarily based on actual claims incurred to date and the estimates of the nature, frequency and average costs of future claims. These estimates are inherently uncertain given the Group’s relatively short history of sales, and changes to the historical or projected warranty experience may cause material changes to the warranty reserve in the future. The portion of the warranty reserve expected to be incurred within the next 12 months is included within the accruals and other current liabilities while the remaining balance is included within other non-current liabilities in the consolidated balance sheets. Warranty cost is recorded as a component of cost of sales in the consolidated statements of comprehensive income/(loss). The Group reevaluates the adequacy of the warranty accrual on a regular basis.

The Group recognizes the benefit from a recovery of the costs associated with the warranty when specifics of the recovery have been agreed with the Group’s suppliers and the amount of the recovery is virtually certain.

The Group does not consider standard warranty as being a separate performance obligation as it is intended to provide greater quality assurance to customers and is not viewed as a distinct obligation. Accordingly, standard warranty is accounted for in accordance with ASC 460, Guarantees. The Group also provides extended lifetime warranty for certain vehicle models which is sold separately through a vehicle sales contract. The extended lifetime warranty is an incremental service offered to customers and is considered a separate performance obligation distinct from other promises and should be accounted for in accordance with ASC 606.

2. Summary of Significant Accounting Policies (Continued)

The accrued warranty activity consists of the following:

	For the Years Ended December 31,
	2021	2022
Accrued warranty at beginning of the year	233,366	842,345
Warranty cost incurred	(22,558)	(48,963)
Provision for warranty	631,537	800,930
Accrued warranty at end of the year	842,345	1,594,312
Including: Accrued warranty, current	154,276	141,832
Accrued warranty, non-current	688,069	1,452,480

Revenue recognition

(r)Revenue recognition

The Group launched the first volume manufactured extended-range electric vehicle, Li ONE, to the public in October 2018 and started making deliveries to customers in the fourth quarter of 2019. The Group released the 2021 Li ONE in May 2021, which is upgraded version of Li ONE and terminated the production of the first model Li ONE in May 2021. From June 2022, the Company launched extended-range electric vehicle L-Series to the public and started making deliveries to customers from August 2022. Revenues of the Group are primarily derived from sales of vehicles, along with multiple distinct performance obligations within each sale of vehicle, as well as the sales of Li Plus Membership.

The Group adopted ASC 606, Revenue from Contracts with Customers, on January 1, 2018 by applying the full retrospective method.

Revenue is recognized when or as the control of the goods or services is transferred to a customer. Depending on the terms of the contract and the laws that apply to the contract, control of the goods and services may be transferred over time or at a point in time. Control of the goods and services is transferred over time if the Group’s performance:

●	provides all of the benefits received and consumed simultaneously by the customer;
●	creates and enhances an asset that the customer controls as the Group performs; or
●	does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date.

If control of the goods and services transfers over time, revenue is recognized over the period of the contract by reference to the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when the customer obtains control of the goods and services.

Contracts with customers may include multiple performance obligations. For such arrangements, the Group allocates revenue to each performance obligation based on its relative standalone selling price. The Group generally determines standalone selling prices based on the prices charged to customers. If the standalone selling price is not directly observable, it is estimated using expected cost plus a margin, depending on the availability of observable information. Assumptions and estimations have been made in estimating the relative selling price of each distinct performance obligation, and changes in judgments on these assumptions and estimates may impact the revenue recognition.

When either party to a contract has performed, the Group presents the contract in the statement of financial position as a contract asset or a contract liability, depending on the relationship between the entity’s performance and the customer’s payment.

A contract asset is the Group’s right to consideration in exchange for goods and services that the Group has transferred to a customer. A receivable is recorded when the Group has an unconditional right to consideration. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due.

If a customer pays consideration or the Group has a right to an amount of consideration that is unconditional, before the Group transfers a good or service to the customer, the Group presents the contract liability when the payment is made, or a receivable is recorded (whichever is earlier). A contract liability is the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer.

Vehicle sales

The Group generates revenue from sales of vehicles, currently the L-Series and Li ONE, together with a number of embedded products and services through a contract. There are multiple distinct performance obligations explicitly stated in the sales contracts including sales of L-Series and Li ONE, charging stalls, vehicle internet connection services, firmware over-the-air upgrades (or “FOTA upgrades”) and initial owner extended warranty subject to certain conditions, which are accounted for in accordance with ASC 606. The standard warranty provided by the Group is accounted for in accordance with ASC 460, Guarantees, and the estimated costs are recorded as a liability when the Group transfers the control of L-Series or Li ONE to a customer.

Customers only pay the amount after deducting the government subsidies to which they are entitled for the purchase of new energy vehicles, which is applied on their behalf and collected by the Group from the government according to the applicable government policy. The Group has concluded that government subsidies should be considered as a part of the transaction price it charges the customers for the new energy vehicles, as the subsidy is granted to the purchaser of the new energy vehicles and the purchaser remains liable for such amount in the event the subsidies were not received by the Group due to his fault such as refusal or delay of providing application information. Since July 2020, the Group was no longer eligible for the government subsidies as the Group’s selling price of vehicles is higher than threshold in the circular issued by the certain PRC authorities.

The overall contract price is allocated to each distinct performance obligation based on the relative estimated standalone selling price in accordance with ASC 606. The revenue for sales of the L-Series and Li ONE and charging stalls are recognized at a point in time when the control of the product is transferred to the customer. For the vehicle internet connection service and FOTA upgrades, the Group recognizes the revenue using a straight-line method over the service period. As for the initial owner extended warranty, given the limited operating history and lack of historical data, the Group recognizes the revenue over time based on a straight-line method over the extended warranty period initially, and will continue monitoring the cost pattern periodically and adjust the revenue recognition pattern to reflect the actual cost pattern as it becomes available.

As the contract price for the vehicle and all embedded products and services must be paid in advance, which means the payments are received prior to the transfer of goods or services by the Group, the Group records a contract liability (deferred revenue) for the allocated amount regarding those unperformed obligations.

Sales of Li Plus Membership

The Group also sells the Li Plus Membership to enrich the ownership experience of customers. Total Li Plus Membership fee is allocated to each performance obligation based on the relative estimated standalone selling price. And the revenue for each performance obligation is recognized either over the service period or at a point in time when the relevant goods or service is delivered or when the membership expired, whichever is earlier.

Customer loyalty points

Beginning in January 2020, the Group offers customer loyalty points, which can be used in the Group’s online store to redeem the

Group’s merchandise or services. The Group determines the value of each customer loyalty point based on cost of the Group’s merchandise or service that can be obtained through redemption of customer loyalty points.

The Group concludes the customer loyalty points offered to customers in connection with the purchase of the L-Series and Li ONE is a material right and is considered as a separate performance obligation according to ASC 606, and should be taken into consideration when allocating the transaction price of the sales of vehicle. The amount allocated to the customer loyalty points as separate performance obligation is recorded as contract liability (deferred revenue) and revenue should be recognized when the customer loyalty points are used or expired.

Customers or users of the mobile application can also obtain customer loyalty points through other ways, such as referring new customers to purchase the vehicles via the mobile application. The Group offers these customer loyalty points to encourage user engagement and generate market awareness. As a result, the Group accounts for such points as selling and marketing expenses with a corresponding liability recorded under accruals and other current liabilities upon the points offering.

Sales of Automotive Regulatory Credits

Pursuant to the measurements and policies promulgated by China’s Ministry of Industry and Information Technology (“MIIT”), each of the vehicle manufacturers or importers above a certain scale is able to earn Automotive Regulatory Credits by manufacturing or importing New Energy Vehicle (“NEV”). The Automotive Regulatory Credits are tradable and sold to other companies through a credit management system established by MIIT. The Group earns the tradable new energy vehicle credits from the production of the Group’s electric vehicles. The Group sells these credits at agreed price to other regulated entities who can use the credits to comply with the regulatory requirements. The Group recognized revenue on the sale of Automotive Regulatory Credits at the time control of the Automotive Regulatory Credits were transferred to the purchasing party in September 2021 as MIIT has completed the review and approved the sale of Automotive Regulatory Credits, the related NEV Credits have been transferred to purchasing party. The full consideration for sale of Automotive Regulatory Credits was collected by the Group in the fourth quarter of 2021. There was no revenue from the sale of automotive regulatory credits for the years ended December 31, 2022.

Practical expedients and exemptions

The Group elects to expense the costs to obtain a contract as incurred given the majority of the contract considerations for vehicle sales are allocated to the sales of L-Series and Li ONE and recognized as revenue upon transfer of control of the vehicles, which is within one year after entering the sales contracts.

Cost of sales

(s)Cost of sales

Vehicle sales

Cost of vehicle sales consists of direct production and material costs, labor costs, manufacturing overhead (including depreciation of assets associated with the production), shipping and logistic costs and reserves for estimated warranty costs. The cost of sales also includes adjustments to warranty costs and charges to write-down the carrying value of the inventory when it exceeds its estimated net realizable value and to provide for on-hand inventory that is either obsolete or in excess of forecasted demand, loss on inventory purchase commitment as well as impairment charges of certain property, plant and equipment.

Other sales and services

Cost of other sales and services generally includes cost of accessories, installation costs of charging stalls, vehicle internet connection costs, costs associated with providing non-warranty after-sales services and shipping and logistic costs related to sale of accessories.

Research and development expenses

(t)Research and development expenses

Research and development (“R&D”) expenses are primarily comprised of salaries, bonuses, benefits and share-based compensation for those employees engaged in research, design and development activities; design and development expenses, primarily includes consultation fees, validation and testing fees; depreciation and amortization expenses of equipment and software of R&D activities and other expenses. R&D costs are expensed as incurred.

Sales and marketing expenses

(u)Sales and marketing expenses

Sales and marketing expenses consist primarily of salaries and other compensation related expenses for sales and marketing personnel, marketing and promotional expenses, rental and related expenses for retail stores and delivery and servicing centers and other expenses.

General and administrative expenses

(v)General and administrative expenses

General and administrative expenses consist primarily of salaries, bonuses, benefits and share-based compensation for employees involved in general corporate functions, including finance, legal and human resources, depreciation and amortization expenses primarily relating to leasehold improvements, rental and other general corporate related expenses.

Government grants

(w)Government grants

The Group’s PRC based subsidiaries receive government subsidies from certain local governments. The Group’s government subsidies consist of specific subsidies and other subsidies. Specific subsidies are subsidies that the local government has provided for a specific purpose, such as research and development purpose, construction of production plants and facilities and capacity subsidies related to the Chongqing Manufacturing Base. Other subsidies are the subsidies that the local government has not specified its purpose for and are not tied to future trends or performance of the Group, receipt of such subsidy income is not contingent upon any further actions or performance of the Group and the amounts do not have to be refunded under any circumstances. The Group recorded specific purpose subsidies as a non-current liability if the amount is received in advance. For specific subsidies, upon government acceptance of the related project construction or asset acquisition, the specific purpose subsidies are recognized to reduce the cost of asset acquisition. Other subsidies are recognized as Others, net upon receipt as further performance by the Group is not required.

As of December 31, 2021 and 2022, other non-current liabilities included nil and RMB431,735 in deferred government grants relating to specific government subsidies for construction production plants and facilities and product development, respectively. These government grants are expected to be amortized using the straight-line method as a deduction of the depreciation expense of these assets over their useful lives upon construction and when placed in use.

Fair value

(x)Fair value

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurement for assets and liabilities required or permitted to be either recorded or disclosed at fair value, the Group considers the principal or most advantageous market in which it would transact, and it also considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1—Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2—Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.

Level 3—Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

Share-based compensation

(y)Share-based compensation

The Company grants share options and RSUs to eligible employees, directors and consultants and accounts for share-based compensation in accordance with ASC 718, Compensation—Stock Compensation.

Employees’ share-based compensation awards granted with service conditions and the occurrence of a qualified IPO as performance condition, are measured at the grant date fair value. Cumulative share-based compensation expenses for the options that have satisfied the service condition should be recorded upon the completion of the US IPO, using the graded-vesting method. This performance condition was met upon the completion of the Company’ US IPO in August 2020 and the associated share-based compensation expense for awards vested as of that date were recognized. Employees’ share-based compensation awards granted with only service conditions are recognized as expenses over the vesting period, using the graded vesting method, net of estimated forfeitures.

The binomial option-pricing model is used to measure the value of share options. The determination of the fair value is affected by the fair value of the ordinary shares as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, risk-free interest rates and expected dividends. The fair value of these awards was determined taking into account these factors.

The assumptions used in share-based compensation expense recognition represent management’s best estimates, but these estimates involve inherent uncertainties and application of management judgment. If factors change or different assumptions are used, the share-based compensation expenses could be materially different for any period. Moreover, the estimates of fair value of the awards are not intended to predict actual future events or the value that ultimately will be realized by grantees who receive share-based awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company for accounting purposes.

Taxation

(z)Taxation

Current income taxes are recorded in accordance with the regulations of the relevant tax jurisdiction. The Group accounts for income taxes under the asset and liability method in accordance with ASC 740, Income Tax. Under this method, deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between carrying amounts of existing assets and liabilities in the financial statements and their respective tax basis, and operating loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive loss in the period of change. Valuation allowances are established when necessary to reduce the amount of deferred tax assets if it is considered more likely than not that amount of the deferred tax assets will not be realized.

The Group records liabilities related to uncertain tax positions when, despite the Group’s belief that the Group’s tax return positions are supportable, the Group believes that it is more likely than not that those positions may not be fully sustained upon review by tax authorities. Accrued interest and penalties related to unrecognized tax benefits are classified as income tax expense. The Group did not recognize uncertain tax positions as of December 31, 2021 and 2022.

Discontinued operations

(aa)Discontinued operations

Discontinued operations are reported when a component of the Group comprising operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the Group is classified as held for disposal or has been disposed of, if the disposal of the component (1) represents a strategic shift and (2) have a major impact on the Group’s financial results. In the consolidated statements of comprehensive loss, results from discontinued operations is reported separately from the income and expenses from continuing operations and prior periods are presented on a comparative basis. Cash flows for discontinuing operations are presented separately in the consolidated statements of cash flow and Note 20. In order to present the financial effects of the continuing operations and discontinued operations, revenues and expenses arising from intra-group transactions are eliminated except for those revenues and expenses that are considered to continue after the disposal of the discontinued operations.

Leases

(ab)Leases

The Group accounts for leases in accordance with ASC 842, Leases (“ASC 842”), which requires lessees to recognize leases on the balance sheet and disclose key information about leasing arrangements. The Group adopted ASC 842 on January 1, 2018, along with all subsequent ASU clarifications and improvements that are applicable to the Group, to each lease that existed in the periods presented in the financial statements, using the modified retrospective transition method and used the commencement date of the leases as the date of initial application. Consequently, financial information and the disclosures required under ASC 842 are provided for dates and periods presented in the financial statements. The Company elected not to apply the recognition requirements of ASC 842 to short-term leases. The Company also elected not to separate non-lease components from lease components, therefore, it will account for lease component and the non-lease components as a single lease component when there is only one vendor in the lease contract. The adoption of ASC 842 resulted in recognition of right of use (“ROU”) assets of RMB158,770, current operating lease liabilities of RMB14,575 and non-current operating lease liabilities of RMB142,751 upon the adoption date.

The Group determines if a contract contains a lease based on whether it has the right to obtain substantially all of the economic benefits from the use of an identified asset which the Group does not own and whether it has the right to direct the use of an identified asset in exchange for consideration. ROU assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. ROU assets are recognized as the amount of the lease liability, adjusted for lease incentives received. Lease liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value of the future lease payments is the Group’s incremental borrowing rate (“IBR”), because the interest rate implicit in most of the Group’s leases is not readily determinable. The IBR is a hypothetical rate based on the Group’s understanding of what its credit rating would be to borrow and resulting interest the Group would pay to borrow an amount equal to the lease payments in a similar economic environment over the lease term on a collateralized basis. Lease payments may be fixed or variable, however, only fixed payments or in-substance fixed payments are included in the Group’s lease liability calculation. Variable lease payments are recognized in operating expenses in the period in which the obligation for those payments are incurred.

The land use rights are operating leases with terms of about 50 years. Other than the land use rights, the lease terms of operating and finance leases vary from more than a year to 20 years. Operating leases are included in operating lease right of use assets, current and non-current operating lease liabilities on the Group’s consolidated balance sheets. As of December 31, 2022, all of the Group’s ROU assets were generated from leased assets in the PRC.

In a sale and leaseback transaction, one party (the seller-lessee) sells an asset it owns to another party (the buyer-lessor) and simultaneously leases back all or a portion of the same asset for all, or part of, the asset’s remaining economic life. The seller-lessee transfers legal ownership of the asset to the buyer-lessor in exchange for consideration, and then makes periodic rental payments to the buyer-lessor to retain the use of the asset. The Company applies requirements in Topic 606 on revenue from contracts with customers when determining whether the transfer of an asset shall be accounted for as a sale of the asset.

An option for the seller-lessee to repurchase the asset would preclude accounting for the transfer of the asset as a sale of the asset unless both of the following criteria are met:

a.	The exercise price of the option is the fair value of the asset at the time the option is exercised.
b.	There are alternative assets, substantially the same as the transferred asset, readily available in the marketplace.

Loss per share

(ac)Loss per share

Basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net loss is not allocated to other participating securities if based on their contractual terms they are not obligated to share in the loss. Diluted net loss per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period. Potential ordinary shares include ordinary shares issuable upon the exercise of outstanding share options using the treasury stock method and ordinary shares issuable upon the conversion of convertible debt using the if-converted method. Potential ordinary shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

Comprehensive loss

(ad)Comprehensive loss

Comprehensive loss is defined to include all changes in equity/(deficit) of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Accumulated other comprehensive income/(loss), as presented in the consolidated balance sheets, consists of accumulated foreign currency translation adjustments.

Segment reporting

(ae)Segment reporting

ASC 280, Segment Reporting, establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers.

Based on the criteria established by ASC 280, the Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole, and hence, the Group has only one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group’s long-lived assets are substantially located in the PRC, no geographical segment information is presented.